Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 556,899	[1]	$ 508,696
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	253,357		236,916
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	96,019		89,227
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	16,485		14,104
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	191,038		168,449
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,687		3,282
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,811		1,603
Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	931		806
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	738		416
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	207		457
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,297		1,974
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,290		1,035
31 - 60 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	609		522
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	231		202
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	167		215
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,037		924
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	521		446
61 - 90 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	322		284
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	154		139
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	40		55
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	353		384
91 days and greater [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross			122
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 353		75
91 days and greater [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross			$ 187

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).